Prepayments - Summary of Current and Non-Current Prepayments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Non-current
Prepaid expenses	₨ 1,117	$ 13	₨ 1,018
Current
Total	₨ 1,589	$ 19	₨ 1,311